Government Grants	12 Months Ended
Dec. 31, 2012
Government Grants [Abstract]
Government Grants [Text Block]
Note 13.	Government Grants

The Company entered into several contracts with Department of Industrial Technology of Ministry of Economic Affairs (DOIT of MOEA) and Institute for Information Industry (III) during 2010, 2011 and 2012 primarily for the development of certain new leading products or technologies. Details of these contracts are summarized below:

Authority	Total Grant	Execution Period	Product Description
(in thousands)

DOIT of MOEA	NT$ 30,240 (US$919)	October 2008 to September 2010	Multi-standard Decoder iDTV SOC
III	4,340 (US$140)	January 2010 to November 2011	Himax Headquarter Excellent Program (II)
III	18,700 (US$582)	January 2010 to December 2011	LCOS Projector Development Program
III	23,220 (US$770)	June 2011 to February 2013	CMOS Development Program

Government grants recognized by the Company as a reduction of research and development expense and general and administrative expense in the accompanying consolidated statements of income in 2010, 2011 and 2012 were $819 thousand, $688 thousand and $216 thousand, respectively.